Goodwill and Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2022
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Intangible Assets and Goodwill
The Company’s goodwill related to the acquisitions of PartnerRe SA, Winterthur Re, Paris Re and Presidio and intangible assets related to the acquisitions of Paris Re, Presidio, Aurigen and Claims Analytics at December 31, 2022, 2021 and 2020 were as follows (in thousands of U.S. dollars):

	Goodwill	Definite- lived intangible assets	Indefinite- lived intangible assets	Total intangible assets
Balance at December 31, 2019	$456,380	$107,983	$9,555	$117,538
Foreign currency translation	—	119	—	119
Intangible assets amortization	n/a	(9,988)	n/a	(9,988)
Balance at December 31, 2020	$456,380	$98,114	$9,555	$107,669
Foreign currency translation	—	10	—	10
Intangible assets amortization	n/a	(8,861)	n/a	(8,861)
Balance at December 31, 2021	$456,380	$89,263	$9,555	$98,818
Foreign currency translation	—	(137)	—	(137)
Intangible assets amortization	n/a	(8,912)	n/a	(8,912)
Balance at December 31, 2022	$456,380	$80,214	$9,555	$89,769

n/a: Not applicable

Finite-Lived and Indefinite-Lived Intangible Assets Acquired as Part of Business Combination	The gross carrying value and accumulated amortization of intangible assets included in the Consolidated Balance Sheets at December 31, 2022 and 2021 were as follows (in thousands of U.S. dollars):

	December 31, 2022			December 31, 2021
	Gross carrying value	Accumulated amortization	Net carrying value	Gross carrying value	Accumulated amortization	Net carrying value
Definite-lived intangible assets:
Renewal rights	$48,163	$(43,032)	$5,131	$48,163	$(40,786)	$7,377
Customer relationships	67,611	(56,850)	10,761	67,748	(52,661)	15,087
Life VOBA	75,583	(11,261)	64,322	75,583	(8,784)	66,799
Total definite-lived intangible assets	$191,357	$(111,143)	$80,214	$191,494	$(102,231)	$89,263
Indefinite-lived intangible assets:
Insurance licenses	9,555	n/a	9,555	9,555	n/a	9,555
Total intangible assets	$200,912	$(111,143)	$89,769	$201,049	$(102,231)	$98,818

n/a: Not applicable

Allocation of goodwill by segment
The allocation of goodwill to the Company’s segments at December 31, 2022 and 2021 was as follows (in thousands of U.S. dollars):

	2022	2021
P&C segment	$242,376	$242,376
Specialty segment	196,047	196,047
Life and Health segment	17,957	17,957
Total	$456,380	$456,380

Estimated future amortization expense	The estimated future amortization expense related to the Company’s definite-lived intangible assets is as follows (in thousands of U.S. dollars):

Year	VOBA	Other definite- lived intangible assets	Total definite- lived intangible assets
2023	$2,272	$5,641	$7,913
2024	2,296	4,960	7,256
2025	2,070	4,367	6,437
2026	1,892	402	2,294
2027	2,238	402	2,640
Thereafter	53,554	120	53,674
Total	$64,322	$15,892	$80,214